UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

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Tape Here	CMV8375 08/15

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2015

• JNL® Investors Series Trust

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Retirement Latitudes®, Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Perspective Advisors (New York), Perspective Focus (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES

BUSINESS REPLY MAIL

FIRST-CLASS MAIL    PERMIT NO. 600    LANSING MI

POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON
PO BOX 24068
LANSING MI 48909-9979

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JNL Investors Series Trust (Unaudited)

Schedules of Investments

June 30, 2015

	Shares/Par†	Value
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 29.4%
AEP Texas Central Transition Funding III LLC, 0.88%, 12/01/17	$534,033	$533,213
American Express Credit Account Master Trust
0.77%, 10/15/15	5,100,000	5,102,422
1.07%, 10/15/15 (a) (b)	1,800,000	1,801,721
American Express Issuance Trust II, 0.64%, 03/15/18 (c)	1,105,000	1,101,126
AmeriCredit Automobile Receivables Trust
2.67%, 12/08/15	283,130	284,735
1.12%, 01/08/16	1,210,000	1,210,779
0.90%, 09/08/16	910,000	909,944
1.69%, 09/08/16	1,297,000	1,303,934
2.86%, 01/09/17	200,493	200,825
1.78%, 03/08/17	67,681	67,694
1.31%, 11/08/17	1,973,000	1,975,155
0.96%, 04/09/18	464,059	464,628
1.19%, 05/08/18	775,000	775,659
1.58%, 09/10/18	190,000	191,315
1.79%, 03/08/19	1,825,000	1,827,498
2.38%, 06/10/19	219,000	222,739
Ascentium Equipment Receivables LLC
1.04%, 01/10/17 (d)	231,266	231,179
1.15%, 07/10/17 (d)	359,000	359,386
2.46%, 11/13/18 (d)	200,000	201,991
Bank of America Auto Trust, 2.99%, 12/15/15	1,950,000	1,976,241
Bank of the West Auto Trust, 0.87%, 04/16/18 (d)	5,000,000	5,000,750
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (c)	489,000	526,582
5.69%, 06/11/50 (c)	2,737,000	2,917,352
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.47%, 01/12/45 (c)	1,057,482	1,115,505
California Republic Auto Receivables Trust
0.63%, 02/15/16	481,148	481,204
3.00%, 10/15/16 (a) (b)	750,000	761,039
1.09%, 04/17/17	2,500,000	2,499,850
1.23%, 10/16/17	1,631,017	1,634,720
1.57%, 08/15/18	3,000,000	3,008,937
1.79%, 10/15/18	1,458,000	1,467,706
Capital One Multi-Asset Execution Trust, 0.47%, 03/15/16 (c)	1,005,000	1,003,053
CarMax Auto Owner Trust
2.08%, 03/15/18	585,000	590,566
0.97%, 04/16/18	2,685,785	2,687,063
1.91%, 03/15/19	705,000	712,337
1.16%, 06/17/19	1,826,000	1,829,917
CenterPoint Energy Transition Bond Co. III LLC, 4.19%, 02/01/17	404,103	412,108
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/17	5,235,415	5,236,593
Chase Issuance Trust
0.44%, 02/15/17 (c)	5,477,000	5,443,190
0.65%, 02/15/17 (c)	3,523,000	3,501,918
Chrysler Capital Auto Receivables Trust
0.83%, 09/17/18 (d)	3,296,000	3,297,335
1.22%, 07/15/19 (d)	3,000,000	2,998,953
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	4,000,000	4,162,788
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.38%, 10/15/15 (c)	2,102,000	2,115,573
CNH Equipment Trust
1.01%, 02/15/17	6,625,000	6,628,597
0.99%, 11/15/18	1,960,000	1,955,672
1.50%, 05/15/20	325,000	324,750
COMM Mortgage Trust REMIC, 0.72%, 09/10/17	730,277	727,647
Commercial Mortgage Trust REMIC
3.45%, 05/15/23	1,000,000	1,038,781
3.53%, 07/10/23	517,000	540,258
3.65%, 11/10/23	1,849,000	1,938,168
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b) (c)	181,176	182,248
Dell Equipment Finance Trust
1.30%, 03/23/20 (d)	653,000	652,552
1.81%, 03/23/20 (d)	481,000	480,372
0.94%, 06/22/20 (d)	1,290,000	1,291,214
1.36%, 06/22/20 (d)	100,000	100,171
Discover Card Execution Note Trust, 0.64%, 11/16/15 (c)	1,200,000	1,199,657
Ford Credit Auto Owner Trust
2.27%, 10/15/15	2,000,000	2,010,172
1.11%, 05/15/17	500,000	499,560
1.32%, 05/15/17	440,000	440,631
1.95%, 04/15/18	1,549,000	1,558,971
1.54%, 03/15/19	2,500,000	2,501,283
1.71%, 05/15/19	415,000	418,177
1.90%, 09/15/19	185,000	186,908
1.97%, 04/15/20	553,000	556,091
2.20%, 11/15/20	3,000,000	3,004,002
Ford Credit Floorplan Master Owner Trust
1.50%, 09/15/16	1,000,000	1,007,111
1.20%, 02/15/17	3,111,000	3,110,925
1.42%, 01/15/18	2,422,000	2,420,983
FREMF Mortgage Trust REMIC, 3.55%, 11/25/16 (c) (d)	229,000	233,821
GE Equipment Midticket LLC
0.95%, 04/22/16	1,641,766	1,644,078
1.14%, 05/22/18	3,000,000	3,005,133
GE Equipment Transportation LLC
0.92%, 09/24/16	1,205,000	1,204,790
0.69%, 11/25/16	211,729	211,847
0.97%, 04/23/17	1,112,000	1,112,236
1.23%, 04/24/17	515,000	515,959
1.30%, 08/24/17	5,000,000	5,008,540
1.48%, 01/23/18	801,000	803,276
1.28%, 02/25/19	905,000	905,806
1.77%, 05/23/23	856,000	851,490
GMF Floorplan Owner Revolving Trust, 0.69%, 05/15/18 (c) (d)	3,000,000	3,000,090
Golden Credit Card Trust, 2.02%, 04/15/20 (d)	2,922,000	2,894,928
GreatAmerica Leasing Receivables Funding LLC
0.61%, 11/15/15 (d)	1,683,138	1,682,945
0.78%, 12/15/15 (d)	704,012	704,166
1.16%, 12/15/16 (d)	1,458,000	1,460,177
0.89%, 01/15/17 (d)	3,846,000	3,844,627
1.47%, 01/15/18 (d)	545,000	545,609
1.54%, 07/20/18 (d)	5,180,000	5,195,996
2.02%, 06/21/21 (d)	370,000	371,969
Harley-Davidson Motorcycle Trust
1.31%, 03/15/17	699,118	699,457
1.41%, 06/15/20	3,000,000	3,001,791
Huntington Auto Trust
1.71%, 12/15/15	200,000	200,984
1.07%, 06/15/16	275,000	274,449

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Hyundai Auto Receivables Trust
1.42%, 12/15/16	315,000	314,895
1.35%, 04/15/17	300,000	300,471
2.10%, 06/15/17	2,148,000	2,166,582
1.39%, 03/15/18	395,000	396,072
0.90%, 12/17/18	2,988,000	2,985,765
2.02%, 08/15/19	560,000	564,951
John Deere Owner Trust, 1.07%, 11/15/17	3,500,000	3,502,027
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 3.46%, 04/15/24	3,430,000	3,546,476
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (c) (d)	2,230,376	2,269,756
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (d)	7,000,000	7,006,034
LB-UBS Commercial Mortgage Trust REMIC, 5.06%, 09/15/40 (c)	575,000	576,520
MMCA Auto Owner Trust
1.57%, 08/15/17 (d)	125,292	125,552
1.21%, 12/16/19 (d)	3,405,000	3,408,405
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.65%, 12/15/23	360,000	377,375
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (c)	2,368,357	2,528,430
5.33%, 11/12/41	2,472,900	2,558,937
5.83%, 06/11/42 (c)	3,989,192	4,263,669
4.98%, 06/12/47 (c)	535,000	534,750
Sierra Receivables Funding Co. LLC, 2.38%, 03/20/29 (d)	1,083,801	1,093,940
Sierra Timeshare Receivables Funding LLC
3.26%, 02/20/19 (a) (b)	549,335	557,158
3.37%, 02/20/21 (d)	1,005,597	1,024,441
3.51%, 11/20/25 (d)	538,086	542,228
3.35%, 04/20/26 (d)	107,348	108,017
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (c) (d)	1,830,510	1,826,137
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (a) (b)	3,000,000	2,999,700
USAA Auto Owner Trust, 1.34%, 08/17/20	1,000,000	999,860
Volvo Financial Equipment LLC
0.74%, 01/15/16 (d)	232,963	232,966
0.54%, 11/15/16 (d)	242,438	242,363
0.95%, 11/15/17 (d)	961,000	961,815
0.82%, 04/16/18 (d)	2,332,000	2,328,406
1.51%, 06/17/19 (d)	2,736,000	2,742,793
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 12/25/34 (c)	637,754	628,090
Westlake Automobile Receivables Trust, 1.12%, 07/15/15 (d)	477,308	477,367
World Omni Auto Receivables Trust, 1.49%, 04/15/16	565,000	567,341
Total Non-U.S. Government Agency Asset-Backed Securities (cost $203,837,360)		203,055,577
CORPORATE BONDS AND NOTES - 55.2%
CONSUMER DISCRETIONARY - 1.7%
Dollar General Corp., 1.88%, 04/15/18	1,920,000	1,910,202
Glencore Funding LLC, 1.44%, 05/27/16 (c) (d)	1,000,000	1,002,648
GLP Capital LP, 4.38%, 11/01/18	1,037,000	1,064,221
Mattel Inc., 2.50%, 11/01/16	1,000,000	1,015,702
MGM Resorts International, 6.63%, 07/15/15	2,000,000	2,003,689
Time Warner Cable Inc., 6.75%, 07/01/18	2,500,000	2,785,952
Toll Brothers Finance Corp., 4.00%, 12/31/18	2,077,000	2,136,714
		11,919,128
CONSUMER STAPLES - 3.9%
Altria Group Inc., 2.63%, 01/14/20	5,000,000	4,976,425
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	3,232,000	3,237,143
Church & Dwight Co. Inc., 2.45%, 12/15/19	2,000,000	2,009,082
ConAgra Foods Inc., 1.30%, 01/25/16	3,000,000	3,000,288
HJ Heinz Co., 2.80%, 07/02/20 (d)	4,000,000	3,999,480
JM Smucker Co., 2.50%, 03/15/20 (d)	902,000	895,996
Kroger Co.
0.80%, 10/17/16 (c)	1,000,000	1,000,417
1.20%, 10/17/16	2,844,000	2,849,136
Mondelez International Inc., 2.25%, 02/01/19	2,500,000	2,502,393
WM Wrigley Jr. Co.
1.40%, 10/21/16 (d)	1,909,000	1,913,692
2.00%, 10/20/17 (d)	468,000	472,006
		26,856,058
ENERGY - 1.2%
Chevron Corp., 1.37%, 03/02/18	2,354,000	2,348,506
Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/18 (d)	3,000,000	2,995,488
Energy Transfer Partners LP, 4.15%, 10/01/20	3,133,000	3,217,099
		8,561,093
FINANCIALS - 33.4%
Abbey National Treasury Services Plc, 2.35%, 09/10/19	2,308,000	2,305,854
ABN AMRO Bank NV, 4.25%, 02/02/17 (d)	5,000,000	5,224,570
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (d)	2,698,000	2,681,137
4.25%, 07/01/20	1,500,000	1,500,938
Ally Financial Inc.
2.75%, 01/30/17	3,000,000	2,986,500
3.60%, 05/21/18	1,250,000	1,250,938
American Express Credit Corp., 2.38%, 05/26/20	3,390,000	3,362,656
Ameriprise Financial Inc., 5.65%, 11/15/15	1,391,000	1,415,821
Bank of America Corp.
3.63%, 03/17/16	655,000	667,081
6.50%, 08/01/16	1,500,000	1,582,181
6.00%, 09/01/17	5,000,000	5,435,515
2.60%, 01/15/19	1,537,000	1,552,716
Bank of America NA
5.30%, 03/15/17	750,000	794,271
1.75%, 06/05/18	963,000	960,419
Barclays Plc, 2.75%, 11/08/19	3,000,000	2,978,388
BB&T Corp., 2.45%, 01/15/20	3,000,000	3,004,254
BioMed Realty LP, 3.85%, 04/15/16	300,000	305,621
Caisse Centrale Desjardins, 1.55%, 09/12/17 (d)	3,000,000	3,001,419
Camden Property Trust, 5.70%, 05/15/17	825,000	884,906
Capital One Bank USA NA
1.20%, 02/13/17	2,000,000	1,989,638
2.25%, 02/13/19	4,500,000	4,474,287
2.40%, 09/05/19 (b)	2,627,000	2,601,607
Caterpillar Financial Services Corp., 2.25%, 12/01/19	3,000,000	3,023,694
Citigroup Inc.
1.35%, 03/10/17	2,000,000	1,997,920
1.80%, 02/05/18	1,525,000	1,520,608
2.50%, 09/26/18	627,000	636,044
CNH Capital LLC, 3.88%, 11/01/15	5,250,000	5,263,125
CNH Industrial Capital LLC, 3.88%, 07/16/18 (d)	946,000	947,183
Compass Bank, 1.85%, 09/29/17	2,000,000	1,997,256
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,261,680
Daimler Finance North America LLC
0.70%, 03/02/18 (c) (d)	2,500,000	2,495,952
1.65%, 05/18/18 (d)	4,000,000	3,976,104
Discover Bank, 2.00%, 02/21/18	6,500,000	6,480,994

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Equity Commonwealth, 6.25%, 06/15/17	1,100,000	1,160,272
Equity One Inc.
6.00%, 09/15/16	4,450,000	4,677,226
6.25%, 01/15/17	3,053,000	3,253,933
ERP Operating LP, 2.38%, 07/01/19	2,000,000	2,006,976
Fifth Third Bank, 2.38%, 04/25/19	3,000,000	3,001,968
First Horizon National Corp., 5.38%, 12/15/15	7,496,000	7,610,921
Ford Motor Credit Co. LLC
1.50%, 01/17/17	6,000,000	5,992,380
2.15%, 01/09/18	2,000,000	2,007,318
1.21%, 11/04/19 (c)	2,000,000	1,993,170
General Electric Capital Corp.
5.40%, 02/15/17	2,500,000	2,671,185
5.63%, 09/15/17	2,000,000	2,177,052
5.63%, 05/01/18	3,420,000	3,783,464
General Motors Financial Co. Inc.
2.40%, 04/10/18	3,540,000	3,547,027
3.25%, 05/15/18	1,000,000	1,023,474
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (e)	1,675,000	1,654,733
1.09%, 12/15/17 (c)	2,000,000	2,002,242
2.38%, 01/22/18	2,500,000	2,536,852
2.55%, 10/23/19	2,000,000	2,003,096
HCP Inc., 6.30%, 09/15/16	1,500,000	1,583,715
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,067,453
Hospitality Properties Trust, 5.63%, 03/15/17	3,352,000	3,538,478
HSBC USA Inc.
0.73%, 03/03/17 (c)	2,045,000	2,043,904
2.63%, 09/24/18	3,000,000	3,062,820
Intesa Sanpaolo SpA
3.63%, 08/12/15 (d)	1,500,000	1,504,352
3.13%, 01/15/16	3,640,000	3,667,748
2.38%, 01/13/17	1,650,000	1,657,915
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (e)	3,000,000	2,977,800
0.83%, 04/25/18 (c)	3,000,000	3,001,569
2.75%, 06/23/20	2,703,000	2,700,959
Liberty Property LP, 5.50%, 12/15/16	1,405,000	1,482,550
Lloyds Bank Plc, 4.20%, 03/28/17	2,000,000	2,098,652
Mid-America Apartments LP
5.50%, 10/01/15	2,245,000	2,268,871
6.05%, 09/01/16	800,000	841,611
Mizuho Bank Ltd., 1.70%, 09/25/17 (d)	3,000,000	2,999,478
Morgan Stanley
5.55%, 04/27/17	4,000,000	4,286,168
1.56%, 04/25/18 (c)	3,000,000	3,043,152
2.65%, 01/27/20	1,562,000	1,557,909
PPF Funding Inc., 5.70%, 04/15/17 (d)	1,273,000	1,338,637
Prologis International Funding II, 4.88%, 02/15/20 (d)	1,600,000	1,705,525
Regions Financial Corp., 2.00%, 05/15/18	3,170,000	3,166,225
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,100,000	2,105,872
Royal Bank of Scotland Plc
4.38%, 03/16/16	260,000	265,743
1.88%, 03/31/17	5,500,000	5,471,306
Santander Holdings USA Inc.
3.00%, 09/24/15	2,000,000	2,005,520
4.63%, 04/19/16	2,000,000	2,049,862
SLM Corp., 3.88%, 09/10/15	3,962,000	3,966,952
SunTrust Bank
0.57%, 08/24/15 (c)	2,000,000	1,999,708
1.35%, 02/15/17	4,000,000	3,996,968
Toyota Motor Credit Corp.
1.45%, 01/12/18	2,273,000	2,274,134
2.13%, 07/18/19	2,000,000	2,004,904
UBS AG
1.38%, 06/01/17	3,604,000	3,595,040
1.80%, 03/26/18 (b)	1,250,000	1,247,520
Union Bank NA, 2.63%, 09/26/18	3,000,000	3,046,689
USAA Capital Corp., 2.13%, 06/03/19 (d)	2,800,000	2,806,121
Wells Fargo & Co.
0.49%, 05/16/16 (c)	1,500,000	1,495,928
2.15%, 01/30/20	3,000,000	2,970,768
Westpac Banking Corp., 0.71%, 05/25/18 (c)	3,000,000	2,999,985
		230,563,077
HEALTH CARE - 3.2%
AbbVie Inc.
1.80%, 05/14/18	2,273,000	2,264,513
2.50%, 05/14/20	3,500,000	3,462,581
Actavis Funding SCS
1.30%, 06/15/17	3,500,000	3,475,839
2.45%, 06/15/19	1,000,000	995,283
Medco Health Solutions Inc., 2.75%, 09/15/15	1,500,000	1,506,186
Mylan Inc., 1.35%, 11/29/16	5,000,000	4,984,280
Perrigo Co. Plc, 1.30%, 11/08/16	2,523,000	2,512,058
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	1,307,000	1,304,713
Ventas Realty LP, 1.55%, 09/26/16	1,895,000	1,901,803
		22,407,256
INDUSTRIALS - 2.4%
Bombardier Inc., 5.50%, 09/15/18 (d)	1,657,000	1,640,430
Cobham Plc, 2.68%, 10/28/17 (b) (f)	2,500,000	2,496,975
Dun & Bradstreet Corp., 4.00%, 06/15/20	2,366,000	2,375,216
Eaton Corp., 1.50%, 11/02/17	3,000,000	2,992,650
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (d)	2,000,000	2,068,934
3.05%, 01/09/20 (d)	4,000,000	4,014,660
Union Pacific Corp., 1.80%, 02/01/20	1,304,000	1,285,560
		16,874,425
INFORMATION TECHNOLOGY - 1.4%
Cisco Systems Inc., 2.45%, 06/15/20	2,000,000	2,012,410
Fiserv Inc., 2.70%, 06/01/20	3,000,000	2,991,561
Hewlett-Packard Co., 1.22%, 01/14/19 (c)	2,500,000	2,464,870
Oracle Corp., 2.25%, 10/08/19	2,250,000	2,262,152
		9,730,993
MATERIALS - 3.3%
Anglo American Capital Plc, 1.23%, 04/15/16 (c) (d)	1,216,000	1,213,143
Freeport-McMoRan Inc.
2.15%, 03/01/17	2,000,000	2,002,644
2.30%, 11/14/17	4,000,000	3,990,600
LyondellBasell Industries NV, 5.00%, 04/15/19	6,000,000	6,495,456
Martin Marietta Materials Inc., 1.38%, 06/30/17 (c)	2,413,000	2,402,894
Monsanto Co., 2.13%, 07/15/19	2,500,000	2,480,270
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (d)	2,000,000	2,005,122
2.70%, 10/25/17 (d) (g)	2,000,000	2,020,384
		22,610,513
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 2.45%, 06/30/20	6,000,000	5,876,250
Verizon Communications Inc., 1.35%, 06/09/17	3,000,000	2,995,302
		8,871,552
UTILITIES - 3.4%
AES Corp., 3.28%, 06/01/19 (c)	1,049,000	1,049,000
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	3,000,000	2,984,346

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Dominion Gas Holdings LLC, 2.50%, 12/15/19	2,000,000	2,020,138
Exelon Corp.
1.55%, 06/09/17	3,000,000	3,003,531
2.85%, 06/15/20	1,395,000	1,400,907
Exelon Generation Co. LLC, 2.95%, 01/15/20	767,000	770,304
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	3,000,000	3,003,540
Northeast Utilities, 1.60%, 01/15/18	2,000,000	2,007,034
Pepco Holdings Inc., 2.70%, 10/01/15	2,670,000	2,680,536
Southern California Edison Co.
1.13%, 05/01/17	1,517,000	1,515,154
1.85%, 02/01/22	2,105,000	2,101,657
Southern Co., 2.38%, 09/15/15	900,000	903,183
		23,439,330
Total Corporate Bonds and Notes (cost $382,271,498)		381,833,425
GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
GOVERNMENT SECURITIES - 9.8%
Federal Home Loan Bank - 1.4% (h)
Federal Home Loan Bank
2.00%, 09/09/16	3,835,000	3,903,956
1.13%, 12/08/17 - 04/25/18	6,000,000	6,013,517
		9,917,473
Federal Home Loan Mortgage Corp. - 0.7% (h)
Federal Home Loan Mortgage Corp.
0.50%, 01/27/17	3,135,000	3,130,934
1.25%, 08/01/19	2,000,000	1,977,212
		5,108,146
Federal National Mortgage Association - 1.1% (h)
Federal National Mortgage Association
1.13%, 04/27/17	1,200,000	1,208,941
1.75%, 11/26/19	6,189,000	6,216,343
		7,425,284
Sovereign - 0.6%
Korea Land & Housing Corp., 1.88%, 08/02/17 (d)	1,905,000	1,910,201
Kreditanstalt fur Wiederaufbau, 0.50%, 07/15/16	2,193,000	2,193,544
		4,103,745
U.S. Treasury Securities - 6.0%
U.S. Treasury Note
0.63%, 05/31/17	1,000,000	999,453
0.88%, 11/15/17 - 01/15/18	16,655,000	16,676,119
1.00%, 12/15/17 - 05/15/18	12,980,000	13,011,778
0.75%, 04/15/18	1,845,000	1,834,190
1.13%, 06/15/18 (i)	7,765,000	7,789,871
1.50%, 05/31/19	1,221,000	1,227,105
		41,538,516
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.5%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17	1,000,000	1,006,166
4.00%, 02/01/26	249,815	266,776
2.50%, 08/15/30, TBA (i)	4,000,000	4,030,625
REMIC, 4.00%, 12/15/38	100,000	106,741
REMIC, 3.00%, 02/15/39	1,345,233	1,379,946
REMIC, 2.00%, 03/15/41	1,079,049	1,068,018
		7,858,272
Federal National Mortgage Association - 3.1%
Federal National Mortgage Association
1.13%, 07/20/18	5,000,000	4,997,210
4.00%, 04/01/26 - 01/01/31	3,734,239	3,980,751
4.50%, 05/01/26	202,493	217,329
3.50%, 03/01/27 - 03/01/30	4,525,089	4,777,806
3.00%, 05/01/30	1,979,190	2,049,050
2.73%, 02/01/44 (c)	1,721,563	1,774,023
3.09%, 04/01/45, TBA (c) (i)	1,939,351	2,002,189
REMIC, 4.00%, 09/25/29	173,000	180,796
REMIC, 2.50%, 01/25/41	526,896	527,827
REMIC, 2.00%, 03/25/42	786,033	777,852
		21,284,833
Government National Mortgage Association - 0.3%
Government National Mortgage Association
2.50%, 11/20/42 (c)	607,001	624,783
REMIC, 4.50%, 11/20/39	1,151,044	1,229,710
		1,854,493
Total Government and Agency Obligations (cost $98,947,804)		99,090,762
SHORT TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (j) (k)	16,987,624	16,987,624
Total Short Term Investments (cost $16,987,624)		16,987,624
Total Investments - 101.4% (cost $702,044,286)		700,967,388
Other Assets and Liabilities, Net - (1.4%)		(9,791,403)
Total Net Assets - 100.0%		$691,175,985

Percentage of Total Investments
Portfolio Composition:
Financials	32.9%
Non-U.S. Government Agency ABS	29.0
Government Securities	9.7
U.S. Government Agency MBS	4.4
Consumer Staples	3.8
Utilities	3.4
Materials	3.2
Health Care	3.2
Industrials	2.4
Consumer Discretionary	1.7
Information Technology	1.4
Telecommunication Services	1.3
Energy	1.2
Short Term Investments	2.4
Total Investments	100.0%

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(c)	Variable rate security. Rate stated was in effect as of June 30, 2015.
(d)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $113,771,110 which represented 16.5% of net assets.

(e)	Perpetual security.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.
(h)	Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015, the total payable of investments purchased on a delayed delivery basis was $13,822,922.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(k)	Investment in affiliate.

	Shares/Par†	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.3%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$2,969,534	$3,058,620
4.95%, 01/15/23	1,537,694	1,628,034
American Express Credit Account Master Trust, 0.99%, 08/17/15	477,000	477,155
American Tower Trust I, 3.07%, 03/15/23 (c)	6,596,000	6,449,509
AmeriCredit Automobile Receivables Trust
1.59%, 08/08/15	261,079	261,403
4.26%, 02/08/17	131,519	131,617
1.31%, 11/08/17	606,000	606,662
1.07%, 03/08/18	905,000	907,244
Aventura Mall Trust REMIC, 3.87%, 12/05/20 (c) (d)	1,575,000	1,657,374
Banc of America Commercial Mortgage Trust REMIC, 5.94%, 07/10/17 (d)	559,727	600,424
Banc of America Re-Remic Trust REMIC, 3.49%, 04/16/25 (c)	1,985,000	1,945,935
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/17 (d)	500,000	538,427
5.69%, 06/11/50 (d)	1,463,000	1,559,403
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23	2,621,159	2,647,539
CNH Equipment Trust, 1.05%, 05/15/18	8,000,000	7,977,136
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	604,349	636,078
4.15%, 04/11/24	1,861,727	1,901,288
4.00%, 10/29/24	2,099,073	2,132,868
Crown Castle Towers LLC, 4.88%, 08/15/20 (c)	1,450,000	1,572,389
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (c)	2,813,996	2,844,860
Dell Equipment Finance Trust
1.30%, 03/23/20 (c)	1,177,000	1,176,193
1.81%, 03/23/20 (c)	867,000	865,869
0.94%, 06/22/20 (c)	565,000	565,532
1.36%, 06/22/20 (c)	166,000	166,283
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	732	791
4.95%, 05/23/19	157,661	167,023
Ford Credit Auto Owner Trust
1.97%, 04/15/20	1,256,000	1,263,020
2.21%, 01/15/21	1,009,000	1,007,603
Ford Credit Floorplan Master Owner Trust, 1.40%, 08/15/17	5,420,000	5,429,951
GE Equipment Transportation LLC
1.28%, 02/25/19	1,589,000	1,590,416
1.77%, 05/23/23	1,503,000	1,495,081
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	126,009	132,469
GS Mortgage Securities Corp. II REMIC, 3.38%, 05/12/25	3,000,000	2,990,817
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.88%, 04/12/17 (d)	1,855,116	1,968,278
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (d)	2,676,452	2,723,707
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 09/15/22	3,000,000	2,981,589
Morgan Stanley Capital I Trust REMIC, 6.10%, 07/11/17 (d)	4,499,879	4,804,016
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (c) (d)	1,285,500	1,361,070
MVW Owner Trust, 2.15%, 04/22/30 (c)	867,678	870,035
SBA Tower Trust, 2.90%, 10/15/44 (c)	5,000,000	5,021,165
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (c)	364,970	370,408
2.38%, 03/20/29 (c)	197,035	198,878
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	47,488	51,346
Total Non-U.S. Government Agency Asset- Backed Securities (cost $76,468,583)		76,735,505
CORPORATE BONDS AND NOTES - 57.8%
CONSUMER DISCRETIONARY - 4.0%
A&E Television Networks LLC
3.11%, 08/22/19 (b) (e)	1,000,000	990,792
3.63%, 08/22/22 (b) (e)	1,000,000	979,573
3.78%, 08/22/24 (b) (e)	1,000,000	971,852
AutoZone Inc., 3.25%, 04/15/25 (f)	1,189,000	1,146,329
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (c)	1,435,000	1,424,183
3.75%, 09/16/24 (c) (f)	1,970,000	1,920,429
CCO Holdings LLC, 5.88%, 05/01/27 (c)	1,500,000	1,464,375
Comcast Corp., 3.38%, 08/15/25	2,120,000	2,090,449
Delphi Corp., 5.00%, 02/15/23	1,867,000	1,988,355
Dollar General Corp., 3.25%, 04/15/23	915,000	870,650
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	140,000	138,600
General Motors Co.
5.00%, 04/01/35	3,500,000	3,436,489
6.25%, 10/02/43	1,285,000	1,430,801
GLP Capital LP
4.38%, 11/01/18	277,000	284,271
4.88%, 11/01/20	311,000	316,443
5.38%, 11/01/23	242,000	248,655
International Game Technology Plc, 5.63%, 02/15/20 (c) (f)	1,052,000	1,028,330
KB Home
4.75%, 05/15/19	2,316,000	2,298,630
7.50%, 09/15/22	409,000	425,360
Levi Strauss & Co., 5.00%, 05/01/25 (c)	726,000	702,405
NAI Entertainment Holdings, 5.00%, 08/01/18 (c)	228,000	232,560
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (g)	1,589,000	1,690,299
Numericable Group SA
4.88%, 05/15/19 (c)	1,847,000	1,828,530
5.38%, 05/15/22 (c), EUR	1,000,000	1,131,575
NVR Inc., 3.95%, 09/15/22	4,573,000	4,631,095
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	1,296,000	1,452,073
3.50%, 05/15/22 (c), EUR	570,000	637,054
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	1,407,000	1,652,438
Scientific Games International Inc., 7.00%, 01/01/22 (c) (f)	2,447,000	2,526,528
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (c)	840,000	894,600
SES SA
3.60%, 04/04/23 (c)	652,000	661,513
5.30%, 04/04/43 (c)	464,000	464,843

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	3,426,000	3,460,260
Tenneco Inc.
6.88%, 12/15/20	1,750,000	1,828,750
5.38%, 12/15/24	1,065,000	1,094,288
Time Warner Cable Inc., 6.75%, 06/15/39	371,000	394,489
		48,737,866
CONSUMER STAPLES - 2.6%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (h)	100,000	120,805
ConAgra Foods Inc., 4.65%, 01/25/43	1,183,000	1,000,254
HJ Heinz Co.
3.95%, 07/15/25 (c)	2,631,000	2,645,820
5.00%, 07/15/35 (c)	1,605,000	1,625,615
5.20%, 07/15/45 (c)	2,291,000	2,344,371
JBS Investments GmbH, 7.25%, 04/03/24 (c)	1,045,000	1,081,575
JM Smucker Co.
2.50%, 03/15/20 (c)	631,000	626,800
3.50%, 03/15/25 (c)	868,000	847,685
4.38%, 03/15/45 (c)	816,000	746,098
Lorillard Tobacco Co., 7.00%, 08/04/41	812,000	936,462
Mars Inc.
2.19%, 10/11/17 (b) (e)	2,850,000	2,879,010
3.74%, 10/11/27 (b) (e)	1,200,000	1,219,007
Reynolds American Inc.
3.25%, 06/12/20	2,613,000	2,644,361
4.45%, 06/12/25 (f)	2,750,000	2,808,583
5.70%, 08/15/35	1,681,000	1,738,131
5.85%, 08/15/45	1,798,000	1,890,399
Sysco Corp., 4.35%, 10/02/34	3,955,000	3,994,550
Tyson Foods Inc.
3.95%, 08/15/24	929,000	934,504
4.88%, 08/15/34	1,010,000	1,013,410
5.15%, 08/15/44	549,000	562,543
		31,659,983
ENERGY - 6.8%
Access Midstream Partners LP, 4.88%, 05/15/23	133,000	131,193
Alpha Natural Resources Inc.
9.75%, 04/15/18	1,700,000	121,125
6.25%, 06/01/21	1,397,000	97,790
Arch Coal Inc.
8.00%, 01/15/19 (c)	887,000	186,270
9.88%, 06/15/19	2,064,000	350,880
BP Capital Markets Plc, 2.75%, 05/10/23	2,796,000	2,670,711
California Resources Corp.
5.00%, 01/15/20 (f)	2,500,000	2,200,000
5.50%, 09/15/21 (f)	2,229,000	1,930,871
6.00%, 11/15/24 (f)	1,818,000	1,561,208
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	2,325,000	2,290,125
Chesapeake Energy Corp., 3.53%, 04/15/19 (d)	4,617,000	4,224,555
Citgo Holding Inc., 10.75%, 02/15/20 (c)	2,694,000	2,754,615
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (c) (f)	1,243,000	1,246,766
4.50%, 06/01/25 (c)	746,000	734,807
5.80%, 06/01/45 (c)	933,000	916,420
Concho Resources Inc., 5.50%, 04/01/23	2,164,000	2,164,000
Continental Resources Inc., 4.50%, 04/15/23	876,000	843,617
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,485,000	1,969,362
Energy Transfer Partners LP
4.75%, 01/15/26	2,679,000	2,640,615
4.90%, 03/15/35	1,950,000	1,754,518
5.15%, 03/15/45	1,189,000	1,047,054
6.13%, 12/15/45	3,000,000	3,007,407
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (f)	959,000	311,675
EnLink Midstream Partners LP, 4.15%, 06/01/25 (f)	1,666,000	1,626,149
Enterprise Products Operating LLC
3.75%, 02/15/25	2,087,000	2,042,328
3.70%, 02/15/26 (f)	1,738,000	1,688,841
4.95%, 10/15/54	1,337,000	1,239,860
EP Energy LLC, 6.38%, 06/15/23 (c)	2,496,000	2,502,240
Jupiter Resources Inc., 8.50%, 10/01/22 (c) (f)	1,500,000	1,256,250
Kinder Morgan Inc., 5.30%, 12/01/34	2,500,000	2,304,342
Linn Energy LLC, 6.50%, 09/15/21	2,759,000	2,055,455
Memorial Production Partners LP, 6.88%, 08/01/22	2,317,000	2,095,726
Penn Virginia Corp., 8.50%, 05/01/20 (f)	425,000	381,438
Petrobras Global Finance BV
2.00%, 05/20/16 (f)	3,500,000	3,458,595
4.38%, 05/20/23	2,381,000	2,075,518
Petroleos Mexicanos, 2.29%, 02/15/24	2,934,900	2,964,088
Plains Exploration & Production Co., 6.75%, 02/01/22	2,099,000	2,224,940
Regency Energy Partners LP
5.88%, 03/01/22	3,534,000	3,758,197
5.00%, 10/01/22	1,080,000	1,095,848
Seadrill Ltd., 6.13%, 09/15/17 (c) (i)	1,250,000	1,096,875
SM Energy Co., 6.13%, 11/15/22 (c)	2,156,000	2,215,721
Spectra Energy Partners LP
3.50%, 03/15/25	2,982,000	2,849,080
4.50%, 03/15/45	2,542,000	2,243,834
Transocean Inc.
3.00%, 10/15/17 (h)	1,000,000	970,000
6.88%, 12/15/21 (f) (h)	1,824,000	1,648,440
4.30%, 10/15/22 (h)	2,015,000	1,521,325
Ultra Petroleum Corp., 6.13%, 10/01/24 (c)	2,451,000	2,150,752
		82,621,426
FINANCIALS - 25.9%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	3,354,000	3,455,606
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (c)	152,000	151,050
4.50%, 05/15/21 (c)	288,000	289,440
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	1,696,000	2,168,426
Ally Financial Inc., 4.13%, 03/30/20	4,450,000	4,441,634
Altice Financing SA
7.88%, 12/15/19 (c)	324,000	341,010
5.25%, 02/15/23 (c), EUR	750,000	840,320
American Express Credit Corp., 2.38%, 05/26/20	2,685,000	2,663,343
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (g)	1,683,000	1,675,645
6.50% (callable at 100 beginning 10/23/24) (g)	1,567,000	1,621,845
3.30%, 01/11/23	7,078,000	6,961,992
4.20%, 08/26/24	3,000,000	2,988,522
3.95%, 04/21/25 (f)	6,742,000	6,502,194
4.25%, 10/22/26	1,059,000	1,031,544
Barclays Bank Plc
7.63%, 11/21/22	1,279,000	1,456,525
7.75%, 04/10/23 (d)	1,009,000	1,093,504
3.75%, 05/15/24 (f)	7,200,000	7,218,418
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (g)	5,300,000	5,596,588
3.65%, 03/16/25	2,750,000	2,600,944
BAT International Finance Plc
2.75%, 06/15/20 (c) (f)	4,000,000	4,026,464
3.95%, 06/15/25 (c) (f)	4,000,000	4,039,176

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,091,817
Capital One Bank USA NA, 2.40%, 09/05/19 (b)	7,568,000	7,494,848
CDP Financial Inc., 3.15%, 07/24/24 (c)	3,000,000	3,016,356
Chubb Corp., 6.37%, 03/29/67 (d)	100,000	104,900
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (f) (g)	1,375,000	1,354,375
4.05%, 07/30/22	2,025,000	2,071,160
CME Group Inc., 3.00%, 03/15/25	2,750,000	2,666,293
CNH Industrial Capital LLC, 3.88%, 07/16/18 (c)	2,366,000	2,368,957
Credit Suisse
3.00%, 10/29/21	2,390,000	2,368,707
3.63%, 09/09/24	4,728,000	4,698,492
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (c) (f) (g)	4,748,000	4,943,618
6.50%, 08/08/23 (c)	8,211,000	8,979,640
Daimler Finance North America LLC
1.65%, 03/02/18 (c) (f)	2,947,000	2,932,931
2.25%, 03/02/20 (c)	11,000,000	10,857,506
Discover Financial Services, 3.95%, 11/06/24	3,500,000	3,395,892
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	6,695,000	6,906,575
Ford Motor Credit Co. LLC
5.00%, 05/15/18	6,898,000	7,412,225
2.24%, 06/15/18	3,250,000	3,250,468
2.38%, 03/12/19	2,250,000	2,241,202
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (g)	7,744,000	8,470,000
7.13% (callable at 100 beginning 06/15/22) (g)	5,025,000	5,797,594
3.10%, 01/09/23	3,215,000	3,202,111
General Motors Financial Co. Inc., 4.38%, 09/25/21	2,819,000	2,921,138
GFI Group Inc, 10.38%, 07/19/18 (h)	2,250,000	2,536,875
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (g)	4,186,000	4,135,349
2.38%, 01/22/18	5,508,000	5,589,193
4.00%, 03/03/24	4,564,000	4,617,047
3.50%, 01/23/25	1,895,000	1,834,976
3.75%, 05/22/25 (f)	2,137,000	2,105,625
6.75%, 10/01/37	1,500,000	1,756,518
5.15%, 05/22/45	5,231,000	5,028,900
Hospitality Properties Trust, 4.50%, 03/15/25	3,338,000	3,278,560
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f) (g) (j)	3,037,000	3,040,796
6.37% (callable at 100 beginning 03/30/25) (g)	4,499,000	4,521,495
4.25%, 03/14/24	3,450,000	3,479,698
5.25%, 03/14/44	525,000	542,656
Icahn Enterprises LP
3.50%, 03/15/17	1,218,000	1,225,612
4.88%, 03/15/19	2,518,000	2,537,389
International Lease Finance Corp.
2.24%, 06/15/16 (d)	1,750,000	1,747,812
6.75%, 09/01/16 (c)	1,100,000	1,157,062
7.13%, 09/01/18 (c)	1,000,000	1,115,000
4.63%, 04/15/21	2,237,000	2,259,370
8.63%, 01/15/22	750,000	915,000
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c) (f)	7,200,000	6,985,721
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,755,338
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (g)	5,750,000	5,707,450
7.90% (callable at 100 beginning 04/30/18) (g)	2,507,000	2,651,779
3.20%, 01/25/23	4,109,000	4,049,124
3.63%, 05/13/24	3,000,000	2,982,960
Legg Mason Inc., 2.70%, 07/15/19	1,883,000	1,898,682
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	750,000	722,058
Mizuho Bank Ltd., 1.70%, 09/25/17 (c)	1,300,000	1,299,774
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	1,850,000	1,899,349
Morgan Stanley
2.38%, 07/23/19 (f)	8,596,000	8,533,129
4.88%, 11/01/22	4,381,000	4,654,677
4.10%, 05/22/23	5,460,000	5,463,298
3.88%, 04/29/24	6,571,000	6,631,703
Murray Street Investment Trust I, 4.65%, 03/09/17 (i)	4,250,000	4,463,741
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	3,146,000	3,138,135
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (g)	581,000	554,855
Prologis International Funding II, 4.88%, 02/15/20 (c)	2,222,000	2,368,548
Prudential Financial Inc., 5.87%, 09/15/42 (d)	1,502,000	1,587,314
Royal Bank of Scotland Group Plc
6.13%, 12/15/22 (f)	1,317,000	1,416,515
6.10%, 06/10/23 (f)	3,370,000	3,578,846
6.00%, 12/19/23 (f)	737,000	779,454
5.13%, 05/28/24	3,384,000	3,375,364
Santander UK Plc, 5.00%, 11/07/23 (c)	1,152,000	1,177,313
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (b) (e)	2,485,000	2,491,667
3.18%, 11/15/22 (b) (e)	2,485,000	2,442,114
Shell International Finance BV, 3.25%, 05/11/25	2,585,000	2,555,828
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f) (g)	1,121,000	1,045,893
Stena AB, 7.00%, 02/01/24 (c)	1,332,000	1,285,380
Swedbank AB, 2.20%, 03/04/20 (c)	2,850,000	2,828,522
USAA Capital Corp., 2.13%, 06/03/19 (c)	4,100,000	4,108,963
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (g)	3,161,000	3,236,232
4.48%, 01/16/24	1,455,000	1,529,687
ZF North America Capital Inc., 4.50%, 04/29/22 (c)	1,112,000	1,092,540
		313,427,881
HEALTH CARE - 4.7%
AbbVie Inc.
3.20%, 11/06/22	1,631,000	1,613,043
3.60%, 05/14/25	4,780,000	4,717,191
4.70%, 05/14/45	1,415,000	1,395,500
Actavis Funding SCS
3.85%, 06/15/24	794,000	783,321
3.80%, 03/15/25	1,919,000	1,882,220
4.85%, 06/15/44	1,630,000	1,567,017
4.75%, 03/15/45	2,557,000	2,423,716
Baxalta Inc., 5.25%, 06/23/45 (c)	2,189,000	2,193,249
Becton Dickinson and Co.
3.73%, 12/15/24	883,000	878,717
4.69%, 12/15/44	1,109,000	1,080,977
Centene Corp., 4.75%, 05/15/22	748,000	770,440
Endo Finance LLC, 6.00%, 07/15/23 (c)	1,209,000	1,237,714
Forest Laboratories Inc., 5.00%, 12/15/21 (c)	1,268,000	1,374,872

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Gilead Sciences Inc.
4.80%, 04/01/44	1,302,000	1,342,458
4.50%, 02/01/45	4,493,000	4,458,687
HCA Inc.
3.75%, 03/15/19	4,119,000	4,149,892
4.25%, 10/15/19	2,464,000	2,522,520
Hologic Inc., 5.25%, 07/15/22 (c)	836,000	853,765
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,104,446
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	550,169
Medtronic Inc.
3.50%, 03/15/25 (c)	2,354,000	2,346,175
4.38%, 03/15/35 (c)	773,000	764,719
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,055,590
4.13%, 07/01/52	587,000	514,207
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,471,866
Novartis Capital Corp., 2.40%, 09/21/22	1,027,000	997,032
Omnicare Inc.
4.75%, 12/01/22	266,000	281,960
5.00%, 12/01/24	174,000	187,050
Perrigo Finance Plc, 4.90%, 12/15/44	1,143,000	1,098,749
Pfizer Inc., 4.30%, 06/15/43	1,700,000	1,660,246
Quest Diagnostics Inc., 4.70%, 03/30/45	439,000	388,002
Tenet Healthcare Corp., 3.79%, 06/15/20 (c) (d)	653,000	658,714
THC Escrow Corp. II, 6.75%, 06/15/23 (c)	1,283,000	1,309,462
VRX Escrow Corp., 5.88%, 05/15/23 (c)	3,249,000	3,326,164
WellCare Health Plans Inc., 5.75%, 11/15/20	2,353,000	2,447,120
		56,406,970
INDUSTRIALS - 1.8%
AECOM Technology Corp., 5.88%, 10/15/24 (c)	1,203,000	1,219,541
Aircastle Ltd., 4.63%, 12/15/18	1,270,000	1,308,100
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c) (f)	1,215,000	932,513
Bombardier Inc.
5.50%, 09/15/18 (c)	829,000	820,710
4.75%, 04/15/19 (c)	5,607,000	5,452,807
6.13%, 01/15/23 (c)	1,056,000	937,200
7.50%, 03/15/25 (c)	1,083,000	982,823
Dun & Bradstreet Corp., 4.00%, 06/15/20 (f)	2,366,000	2,375,216
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,583,000	1,586,957
General Electric Co., 3.50%, 10/02/18	5,100,000	5,265,801
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	1,283,000	1,305,452
		22,187,120
INFORMATION TECHNOLOGY - 1.5%
Apple Inc., 4.38%, 05/13/45	3,000,000	2,949,798
CDK Global Inc., 3.30%, 10/15/19	1,382,000	1,382,977
Cisco Systems Inc., 2.45%, 06/15/20	3,250,000	3,270,166
CommScope Inc., 4.38%, 06/15/20 (c)	1,943,000	1,962,430
Oracle Corp.
4.30%, 07/08/34	1,125,000	1,106,076
4.13%, 05/15/45 (f)	1,500,000	1,390,158
4.38%, 05/15/55	1,500,000	1,392,929
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (a) (b)	1,161,000	1,172,610
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,262,060
		17,889,204
MATERIALS - 3.5%
Anglo American Plc, 3.63%, 05/14/20 (c)	1,995,000	1,993,502
Ardagh Packaging Finance Plc, 3.29%, 12/15/19 (c) (d)	3,350,000	3,257,875
Barrick Gold Corp.
3.85%, 04/01/22 (f)	399,000	386,297
4.10%, 05/01/23 (f)	1,800,000	1,748,217
Cemex Finance LLC
9.38%, 10/12/22 (c)	855,000	952,256
6.00%, 04/01/24 (c)	1,171,000	1,158,939
Cemex SAB de CV, 6.50%, 12/10/19 (c)	3,290,000	3,453,513
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (c) (f)	1,450,000	1,223,437
9.75%, 03/01/22 (c)	548,000	565,810
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (f)	3,450,000	3,398,550
5.45%, 03/15/43	505,000	420,324
Freeport-McMoRan Inc., 5.40%, 11/14/34	7,878,000	6,778,003
LyondellBasell Industries NV, 4.63%, 02/26/55	330,000	289,471
Methanex Corp., 5.65%, 12/01/44	1,569,000	1,504,560
Monsanto Co., 4.70%, 07/15/64	3,253,000	2,804,717
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	3,508,000	3,411,530
RPM International Inc, 5.25%, 06/01/45	6,000,000	5,690,826
Samarco Mineracao SA
4.13%, 11/01/22 (c)	685,000	630,200
5.38%, 09/26/24 (c)	1,657,000	1,582,435
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (c)	778,000	793,560
		42,044,022
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.
1.70%, 06/01/17 (f)	3,000,000	3,010,491
2.45%, 06/30/20	3,500,000	3,427,812
4.50%, 05/15/35	2,165,000	1,984,342
4.75%, 05/15/46	3,319,000	3,004,711
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	3,417,000	3,297,405
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	1,524,000	1,531,308
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	100,000	100,470
Verizon Communications Inc.
6.40%, 09/15/33	171,000	195,441
4.27%, 01/15/36 (a) (b)	5,692,000	5,105,371
6.55%, 09/15/43	164,000	191,748
4.86%, 08/21/46	5,948,000	5,546,712
5.01%, 08/21/54	4,473,000	4,088,810
4.67%, 03/15/55 (c)	4,320,000	3,743,647
		35,228,268
UTILITIES - 4.1%
Abengoa Yield Plc, 7.00%, 11/15/19 (c)	2,315,000	2,384,450
Atlantic City Electric Co., 3.38%, 09/01/24	3,386,000	3,377,112
Dynegy Inc., 6.75%, 11/01/19 (c)	1,010,000	1,050,905
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (g)	7,570,000	7,579,462
Enel SpA, 8.75%, 09/24/73 (c)	1,872,000	2,148,120
Exelon Corp.
3.95%, 06/15/25	2,209,000	2,218,675
5.10%, 06/15/45	1,831,000	1,829,002
FirstEnergy Corp.
4.25%, 03/15/23 (h)	883,000	887,449
7.38%, 11/15/31	1,575,000	1,914,428
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	1,680,000	1,742,869
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	2,000,000	2,002,360
Oglethorpe Power Corp., 4.55%, 06/01/44	2,344,000	2,300,683
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,602,337
4.10%, 06/01/22	1,679,000	1,767,126

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
2.95%, 04/01/25 (c)	4,900,000	4,690,677
Pacific Gas & Electric Co., 4.30%, 03/15/45	2,007,000	1,920,296
PPL Energy Supply LLC, 6.50%, 06/01/25 (c)	940,000	940,000
PPL WEM Holdings Plc, 3.90%, 05/01/16 (c)	200,000	203,988
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	3,350,000	3,283,000
Wisconsin Energy Corp.
2.45%, 06/15/20	3,316,000	3,306,563
3.55%, 06/15/25	920,000	916,133
		49,065,635
Total Corporate Bonds and Notes (cost $713,997,817)		699,268,375
GOVERNMENT AND AGENCY OBLIGATIONS - 32.0%
GOVERNMENT SECURITIES - 13.9%
Municipals - 0.1%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,466,279
Sovereign - 0.2%
Jordan Government International Bond, 3.00%, 06/30/25	2,871,000	2,878,177
U.S. Treasury Securities - 13.6%
U.S. Treasury Bond
3.75%, 08/15/41	10,048,000	11,233,353
3.13%, 11/15/41	10,120,000	10,140,554
U.S. Treasury Note
1.63%, 03/31/19 - 06/30/19	57,144,000	57,759,878
1.50%, 05/31/19	12,868,000	12,932,340
1.38%, 02/29/20 - 04/30/20	7,210,000	7,130,218
1.50%, 05/31/20 (f)	3,000,000	2,980,548
2.00%, 11/15/21 - 02/15/22	18,892,000	18,871,872
1.75%, 05/15/22	1,835,000	1,797,871
2.75%, 02/15/24	29,579,000	30,669,726
2.50%, 05/15/24	10,350,000	10,513,333
		164,029,693
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.1%
Federal Home Loan Mortgage Corp. - 3.8%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30 - 02/01/43	6,610,383	6,764,441
3.00%, 08/15/30, TBA (k)	244,000	251,665
6.00%, 07/01/37 - 09/01/37	220,424	249,592
5.00%, 02/01/38 - 03/01/38	1,688,439	1,864,482
5.00%, 11/01/41, TBA (k)	2,596,415	2,873,251
4.50%, 03/01/42 - 12/01/44	14,496,219	15,676,898
3.50%, 04/01/42 - 06/01/42	5,458,844	5,618,076
4.00%, 03/01/43 - 02/01/45	11,974,529	12,682,072
		45,980,477
Federal National Mortgage Association - 9.5%
Federal National Mortgage Association
4.00%, 04/01/26 - 03/01/45	22,890,813	24,306,541
2.50%, 01/01/28 - 08/01/29	6,571,885	6,668,081
3.50%, 03/01/30 - 04/01/43	14,091,113	14,596,599
3.00%, 05/01/30 - 05/01/43	27,664,928	27,807,665
5.50%, 12/01/33 - 08/01/38	3,073,889	3,462,292
5.00%, 06/01/35	2,833,762	3,141,664
6.00%, 08/01/37 - 01/01/38	369,863	420,337
4.50%, 08/01/40 - 08/01/44	16,031,921	17,350,132
3.09%, 04/01/45, TBA (d) (k)	3,094,769	3,195,044
3.00%, 07/15/45, TBA (k)	1,191,000	1,183,742
4.50%, 07/15/45, TBA (k)	3,002,000	3,243,098
3.50%, 08/15/45, TBA (k)	8,490,000	8,710,043
4.00%, 08/15/45, TBA (k)	851,000	898,453
		114,983,691
Government National Mortgage Association - 4.8%
Government National Mortgage Association
4.50%, 03/15/40	626,131	680,250
5.00%, 08/20/41 - 01/20/43	2,054,041	2,286,886
3.50%, 08/20/42 - 06/20/43	12,138,725	12,610,240
2.50%, 05/20/43 (d)	1,918,896	1,970,768
3.00%, 05/20/43	1,582,421	1,604,702
4.00%, 05/20/44	4,442,731	4,760,668
4.00%, 01/20/45	10,974,889	11,620,358
4.00%, 07/15/45, TBA (k)	1,886,000	1,996,360
3.00%, 08/15/45, TBA (k)	13,760,000	13,829,608
3.50%, 08/15/45, TBA (k)	6,594,000	6,812,940
		58,172,780
Total Government and Agency Obligations (cost $386,006,793)		387,511,097
PREFERRED STOCKS - 0.4%
ENERGY - 0.1%
NuStar Logistics LP, 7.63%	48,000	1,272,000
FINANCIALS - 0.3%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (g)	76,000	1,863,520
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (f) (g)	44,500	1,185,035
		3,048,555
Total Preferred Stocks (cost $4,279,600)		4,320,555
VARIABLE RATE SENIOR LOAN INTERESTS - 1.4% (d)
CONSUMER DISCRETIONARY - 0.3%
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	1,138,422	1,138,422
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18	872,200	869,705
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	844,000	841,679
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,045,624	1,037,040
		3,886,846
ENERGY - 0.4%
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	2,189,000	2,193,378
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	1,572,998	1,495,827
Linden Term Loan B, 3.75%, 12/01/20	467,907	468,104
		4,157,309
FINANCIALS - 0.0%
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	492,498	494,335
INDUSTRIALS - 0.1%
Schaeffler AG New Term Loan B, 4.25%, 05/15/20	1,061,538	1,065,519
MATERIALS - 0.5%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18	972,475	661,896
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	5,827,829	5,162,932
		5,824,828
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	1,269,802	1,272,024
Total Variable Rate Senior Loan Interests (cost $17,230,496)		16,700,861

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
SHORT TERM INVESTMENTS - 7.1%
Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (l) (m)	54,111,842	54,111,842
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (m)	31,171,773	31,171,773

Total Short Term Investments (cost $85,283,615)		85,283,615

Total Investments - 105.0% (cost $1,283,266,904)		1,269,820,008
Other Assets and Liabilities, Net - (5.0%)		(59,901,271)
Total Net Assets - 100.0%		$1,209,918,737

		Percentage of Total Investments
Portfolio Composition:
Financials		25.0%
U.S. Government Agency MBS		17.3
Government Securities		13.3
Energy		6.9
Non-U.S. Government Agency ABS		6.0
Health Care		4.4
Consumer Discretionary		4.1
Utilities		4.0
Materials		3.8
Telecommunication Services		2.8
Consumer Staples		2.5
Industrials		1.8
Information Technology		1.4
Short Term Investments		6.7
Total Investments		100.0%

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $235,256,354 which represented 19.4% of net assets.

(d)	Variable rate securities. Rate stated was in effect as of June 30, 2015.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)	All or a portion of the security was on loan.
(g)	Perpetual security.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.
(j)	Convertible security.
(k)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015, the total payable of investments purchased on a delayed delivery basis was $42,921,186.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

	Shares/Par†	Value
JNL Money Market Fund
CORPORATE BONDS AND NOTES - 13.3%
CONSUMER STAPLES - 0.4%
PepsiCo Inc., 0.48%, 07/30/15 (a)	$13,020,000	$13,021,935
FINANCIALS - 11.5%
American Honda Finance Corp.
0.27%, 10/07/15 (a)	20,000,000	20,000,000
0.30%, 01/11/16 (a)	15,000,000	14,999,585
0.66%, 05/26/16 (a) (b)	20,635,000	20,690,962
Australia & New Zealand Banking Group Ltd., 1.00%, 10/06/15 (b)	14,250,000	14,275,291
Bank of Montreal, 0.53%, 09/24/15 (a)	4,000,000	4,002,159
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.73%, 02/26/16 (a) (b)	4,000,000	4,003,792
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.77%, 03/18/16 (a)	9,160,000	9,188,223
Credit Suisse, 0.59%, 03/11/16 (a)	15,000,000	14,997,991
General Electric Capital Corp.
1.63%, 07/02/15	15,000,000	15,000,539
1.15%, 05/09/16 (a)	7,320,000	7,375,608
Kreditanstalt fur Wiederaufbau, 1.25%, 10/26/15	35,250,000	35,365,444
MassMutual Global Funding II
0.41%, 12/11/15 (a) (b)	30,715,000	30,730,868
3.13%, 04/14/16 (b)	1,000,000	1,020,648
Metropolitan Life Global Funding I, 0.41%, 06/23/16 (a) (b)	18,500,000	18,515,438
National Australia Bank Ltd., 2.75%, 09/28/15 (b)	4,450,000	4,475,828
New York Life Global Funding
0.75%, 07/24/15 (b)	3,000,000	3,000,892
0.30%, 10/05/15 (a) (b)	4,500,000	4,500,435
0.28%, 10/29/15 (a) (b)	32,400,000	32,400,000
PNC Bank NA
0.59%, 01/28/16 (a)	11,320,000	11,334,065
0.80%, 01/28/16	13,400,000	13,418,449
Principal Life Global Funding II, 0.44%, 02/22/16 (a) (b)	1,000,000	1,000,412
Royal Bank of Canada, 0.65%, 03/08/16 (a)	2,625,000	2,631,315
Toronto-Dominion Bank, 0.48%, 11/06/15 (a)	16,000,000	16,011,696
Toyota Motor Credit Corp., 0.28%, 10/29/15 (a)	6,000,000	6,000,000
Wells Fargo & Co., 0.48%, 10/28/15 (a)	60,000,000	60,030,748
		364,970,388
INFORMATION TECHNOLOGY - 1.4%
Cisco Systems Inc., 0.33%, 09/03/15 (a)	35,900,000	35,903,292
International Business Machines Corp., 0.35%, 02/05/16 (a)	7,780,000	7,783,549
Microsoft Corp., 1.63%, 09/25/15	1,555,000	1,560,008
		45,246,849
Total Corporate Bonds and Notes (cost $423,239,172)		423,239,172
GOVERNMENT AND AGENCY OBLIGATIONS - 14.2%
GOVERNMENT SECURITIES - 13.0%
Federal Farm Credit Bank - 0.1% (c)
Federal Farm Credit Bank, 0.35%, 07/30/15	3,710,000	3,710,528
Federal Home Loan Bank - 7.6% (c)
Federal Home Loan Bank
0.17%, 07/22/15	12,500,000	12,499,949
0.13%, 08/14/15	8,500,000	8,499,249
0.20%, 09/25/15	10,000,000	10,000,408
0.18%, 10/27/15 - 11/12/15	110,000,000	109,993,936
0.23%, 10/30/15	10,015,000	10,016,255
0.14%, 11/06/15 (a)	10,000,000	9,999,765
0.19%, 11/19/15	10,000,000	9,999,056
0.50%, 11/20/15	9,000,000	9,010,409
0.30%, 04/14/16	30,000,000	29,996,448
5.38%, 05/18/16	30,000,000	31,327,926
		241,343,401

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Sovereign - 0.2%
Province of Ontario, Canada, 1.88%, 09/15/15	8,000,000	8,026,385
Treasury Inflation Index Securities - 4.8%
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15 (d)	151,848,046	152,206,166
U.S. Treasury Securities - 0.3%
U.S. Treasury Note, 0.06%, 01/31/16 (a)	10,000,000	9,998,583
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp, 0.40%, 03/15/16	14,300,000	14,312,194
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 4.38%, 10/15/15	23,055,000	23,336,453
Total Government and Agency Obligations (cost $452,933,710)		452,933,710
SHORT TERM INVESTMENTS - 56.8%
Certificates of Deposit - 23.7%
Abbey National Treasury Services Plc
0.36%, 07/16/15	22,500,000	22,500,000
0.39%, 09/04/15 (a)	23,400,000	23,400,000
Bank of Montreal
0.33%, 10/09/15	15,000,000	15,000,000
0.29%, 11/12/15 (a)	17,000,000	17,000,000
0.27%, 01/06/16 (a)	24,000,000	24,000,000
Bank of Nova Scotia
0.25%, 10/30/15 (a)	26,500,000	26,500,000
0.30%, 04/18/16 (a)	32,000,000	32,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.24%, 09/10/15	24,000,000	24,000,000
BNP Paribas SA, 0.58%, 02/01/16	27,000,000	27,000,000
Canadian Imperial Bank of Commerce
0.28%,12/28/15	31,000,000	31,000,000
0.28%, 02/04/16 (a)	20,000,000	20,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.33%, 09/18/15 (a)	22,500,000	22,500,000
Credit Suisse
0.60%, 08/24/15 (a)	5,000,000	5,000,399
0.57%, 03/21/16 (a)	25,000,000	25,000,000
Credit Suisse Group AG, 0.57%, 05/09/16 (a)	28,000,000	28,000,000
DNB Bank ASA, 0.26%, 12/02/15 (a)	16,000,000	16,000,000
HSBC Bank USA, 0.28%, 08/21/15 (a)	15,000,000	15,000,000
JPMorgan Chase Bank NA
0.33%, 10/23/15 (a)	7,000,000	7,001,260
0.33%, 12/08/15 (a)	24,000,000	24,006,583
Natixis
0.28%, 08/06/15	25,000,000	25,000,000
0.24%, 09/10/15	22,700,000	22,700,000
Nordea Bank Finland, 0.26%, 11/13/15 (a)	34,700,000	34,700,000
Nordea Bank Finland Plc, 0.24%, 07/13/15	12,150,000	12,150,000
Rabobank Nederland, 0.24%, 09/10/15 (a)	34,500,000	34,500,000
Royal Bank of Canada
0.34%, 10/06/15	21,500,000	21,500,000
0.30%, 04/08/16 (a)	28,000,000	28,000,000
Societe Generale SA, 0.24%, 09/10/15	25,000,000	25,000,000
Standard Chartered Bank, 0.31%, 10/13/15	24,000,000	24,000,000
Sumitomo Bank, 0.25%, 09/10/15	28,000,000	28,000,000
Svenska Handelsbanken, 0.29%, 12/09/15 (a)	26,500,000	26,500,000
Toronto-Dominion Bank
0.29%, 01/25/16 (a)	19,000,000	19,000,000
0.31%, 05/02/16 (a)	50,000,000	50,000,000
		755,958,242
Commercial Paper - 19.2%
Australia & NZ Banking, 0.16%, 09/11/15	21,000,000	20,993,280
Bank of Nova Scotia, 0.28%, 10/20/15	10,000,000	9,991,367
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 07/06/15	22,000,000	21,999,144
BNP Paribas Finance Inc., 0.30%, 08/03/15	24,000,000	23,993,400
BPCE SA
0.35%, 07/31/15 (b)	5,000,000	4,998,563
0.54%, 02/18/16 (b)	45,000,000	44,843,400
Cancara Asset Securitization LLC, 0.29%, 09/23/15 (b)	27,500,000	27,481,392
Chariot Funding LLC
0.30%, 11/04/15 (b)	30,500,000	30,467,975
0.33%, 11/30/15 (b)	18,500,000	18,474,223
DNB Bank ASA
0.22%, 07/15/15 (b)	18,000,000	17,998,460
0.35%, 10/02/15 (b)	24,000,000	23,978,300
Fairway Finance Corp.
0.20%, 07/14/15 (b)	38,000,000	37,997,256
0.20%, 09/21/15 (b)	10,500,000	10,495,217
0.27%, 10/16/15 (b)	7,750,000	7,743,781
General Electric Capital Corp.
0.28%, 09/08/15	24,000,000	23,987,120
0.26%, 10/19/15	20,000,000	19,984,111
HSBC Americas Inc., 0.31%, 08/17/15	20,000,000	19,991,906
HSBC Bank USA, 0.33%, 09/29/15	15,000,000	14,987,813
HSBC Bank USA NA, 0.35%, 10/23/15	20,000,000	19,978,150
JPMorgan Securities LLC
0.30%, 07/17/15	9,500,000	9,498,733
0.48%, 01/11/16	22,500,000	22,441,800
Jupiter Securitization Corp., 0.40%, 12/21/15 (b)	26,400,000	26,349,253
MetLife Short Term Funding LLC, 0.22%, 11/09/15 (b)	40,000,000	39,967,978
Societe Generale SA, 0.44%, 11/17/15 (b)	29,000,000	28,951,292
Standard Chartered Bank, 0.28%, 08/17/15	26,200,000	26,190,422
Svenska Handelsbanken AB, 0.20%, 07/02/15	37,000,000	36,999,794
Thunder Bay Funding LLC, 0.20%, 09/08/15 (b)	22,444,000	22,435,396
		613,219,526
Repurchase Agreements - 13.9%
Repurchase Agreement with BOA, 0.12% (Collateralized by $12,954,100 U.S. Treasury Bill, 0.00%, due 07/02/15, value $12,954,048) acquired on 06/30/15, due on 07/01/15 at $12,700,042	12,700,000	12,700,000
Repurchase Agreement with BMO, 0.11% (Collateralized by $22,130,910 Federal Home Loan Mortgage Corp., 2.50-5.50%, due 03/01/28-07/01/44, value $22,883,224 and $119,859,789 Federal National Mortgage Association, 2.50-5.00%, due 11/01/25-03/01/45, value $125,526,776) acquired on 06/30/15, due on 07/01/15 at $145,500,445	145,500,000	145,500,000
Repurchase Agreement with BNP, 0.10% (Collateralized by $169,717 Government National Mortgage Association, 4.50-7.00%, due 02/15/32-05/20/45, value $186,351, $1,754,484 Federal National Mortgage Association, 3.00-6.50%, due 10/01/18-11/01/48, value $1,925,009 and $877,830 Federal Home Loan Mortgage Corp., 3.50-6.50%, due 10/01/16-02/01/45, value $948,641) acquired on 06/30/15, due on 07/01/15 at $3,000,008	3,000,000	3,000,000

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Repurchase Agreement with DUB, 0.13% (Collateralized by $573,000 Federal National Mortgage Association, 3.00%, due 03/01/28, value $558,226 and $2,267,000 Federal Home Loan Mortgage Corp., 0.00%, due 03/15/21, value 1,278,293) acquired on 06/30/15, due on 07/01/15 at $1,800,007	1,800,000	1,800,000
Repurchase Agreement with GSC, 0.13% (Collateralized by $16,538,636 Federal Home Loan Mortgage Corp., 3.50-7.50%, due 10/01/25-08/01/44, value $18,360,000) acquired on 06/30/15, due on 07/01/15 at $18,000,065	18,000,000	18,000,000
Repurchase Agreement with GSC, 0.08% (Collateralized by $43,405,946 Government National Mortgage Association, 3.00-5.00%, due 01/15/40-06/20/45, value $45,900,000) acquired on 06/29/15, due on 07/06/15 at $45,000,700	45,000,000	45,000,000
Repurchase Agreement with GSC, 0.08% (Collateralized by $28,336,441 Government National Mortgage Association, 3.00-7.00%, due 12/15/38-03/15/45, value $30,600,001) acquired on 06/26/15, due on 07/10/15 at $30,000,933 (e)	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.07% (Collateralized by $28,502,716 Government National Mortgage Association, 3.00-5.50%, due 04/20/36-04/20/45, value $30,600,001) acquired on 06/24/15, due on 07/01/15 at $30,000,408	30,000,000	30,000,000
Repurchase Agreement with HSB, 0.12% (Collateralized by $1,534,335 Federal National Mortgage Association, 4.00%, due 12/01/41, value $1,634,858) acquired on 06/30/15, due on 07/01/15 at $1,600,005	1,600,000	1,600,000
Repurchase Agreement with RBC, 0.09% (Collateralized by $671,418 Federal National Mortgage Association, 2.28-4.28%, due 06/01/36-10/01/42, value $714,626) acquired on 06/30/15, due on 07/01/15 at $700,002	700,000	700,000
Repurchase Agreement with RBS, 0.10% (Collateralized by $23,425,000 U.S. Treasury Note, 1.38-3.13%, due 11/30/15-05/15/21, value $24,686,360) acquired on 06/30/15, due on 07/01/15 at $24,200,067	24,200,000	24,200,000
Repurchase Agreement with TDS, 0.12% (Collateralized by $75,281,700 U.S. Treasury Note, 0.00-3.13%, due 06/23/16-05/31/21, value $75,809,798, $31,539,163 Federal National Mortgage Association, 2.50-6.00%, due 10/01/18-06/01/45, value $33,205,719 and $23,366,054 Federal Home Loan Mortgage Corp., 3.50-4.00%, due 09/01/41-10/01/42, value $24,706,556) acquired on 06/30/15, due on 07/01/15 at $131,100,437	131,100,000	131,100,000
		443,600,000
Total Short Term Investments (cost $1,812,777,768)		1,812,777,768
Total Investments - 84.3% (cost $2,688,950,650)		2,688,950,650
Other Assets and Liabilities, Net - 15.7%		500,535,190
Total Net Assets - 100.0%		$3,189,485,840

		Percentage of Total Investments
Portfolio Composition:
Government Securities		15.4%
Financials		13.6
Information Technology		1.7
U.S. Government Agency MBS		1.4
Consumer Staples		0.5
Short Term Investments		67.4
Total Investments		100.0%

(a)	Variable rate security. Rate stated was in effect as of June 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $476,797,051 which represented 14.9% of net assets.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Treasury inflation indexed note, par amount is adjusted for inflation.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2015

Currency Abbreviations:

EUR - European Currency Unit (Euro)

USD – United States Dollar

Abbreviations:

ABS - Asset -Backed Security

GO - General Obligation

MBS - Mortgage -Backed Security

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BOA - Bancamerica Securities/Bank of America NA

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank Of Scotland

TDS – TD Securities Inc.

†     Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act, or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.   As of June 30, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Low Duration Bond Fund
American Express Credit Account Master Trust, 1.07%, 10/15/15	09/24/2013	$1,801,395	$1,801,721	0.3%
California Republic Auto Receivables Trust, 3.00%, 10/15/16	06/05/2015	759,324	761,039	0.1
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36	10/10/2013	184,978	182,248	—
Sierra Timeshare Receivables Funding LLC, 3.26%, 02/20/19	05/05/2015	556,749	557,158	0.1
SunTrust Auto Receivables Trust, 1.42%, 04/16/18	06/19/2015	2,999,885	2,999,700	0.4
		$6,302,331	$6,301,866	0.9%

JNL/PPM America Total Return Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$2,969,534	$3,058,620	0.3%
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	06/30/2015	1,161,000	1,172,610	0.1
Verizon Communications Inc., 4.27%, 01/15/36	08/25/2014	5,903,105	5,105,371	0.4
		$10,033,639	$9,336,601	0.8%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	September 2015	357	$87,815
U.S. Treasury Note Future, 5-Year	September 2015	(676)	(28,372)
			$59,443
JNL/PPM America Total Return Fund
Euro FX Currency Future	September 2015	(40)	$87,446
U.S. Treasury Long Bond Future	September 2015	53	(71,322)
U.S. Treasury Note Future, 10-Year	September 2015	(932)	408,992
U.S. Treasury Note Future, 2-Year	September 2015	(16)	(4,647)
U.S. Treasury Note Future, 5-Year	September 2015	(277)	(95,366)
Ultra Long Term U.S. Treasury Bond Future	September 2015	(203)	599,539
			$924,642

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities

June 30, 2015

	JNL/PPM America Low Duration Bond Fund	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a) (d)	$683,979,764	$1,215,708,166	$2,245,350,650
Investments - affiliated, at value (b)	16,987,624	54,111,842	—
Repurchase agreements (a)	—	—	443,600,000
Total investments, at value (c)	700,967,388	1,269,820,008	2,688,950,650
Cash	2,453,991	3,241,452	533,785,340
Receivable for investments sold	6,066,009	49,392,649	12,003
Receivable for fund shares sold	458,039	1,004,644	—
Receivable from adviser	—	—	2,583
Receivable for dividends and interest	3,209,823	9,080,489	2,759,495
Receivable for variation margin	26,406	107,883	—
Receivable for deposits with brokers and counterparties	522,093	2,514,765	—
Other assets	—	4,278	7,631
Total assets	713,703,749	1,335,166,168	3,225,517,702

Liabilities
Payable for advisory fees	239,500	488,882	466,823
Payable for administrative fees	54,737	99,507	—
Payable for 12b-1 fee (Class A)	37,829	66,292	—
Payable for investment securities purchased	21,903,957	92,019,216	35,464,839
Payable for fund shares redeemed	271,394	1,381,226	—
Payable for dividends	—	—	14,141
Payable for trustee fees	4,570	13,258	75,497
Payable for other expenses	1,911	3,964	10,562
Payable for variation margin	13,866	3,313	—
Payable upon return of securities loaned	—	31,171,773	—
Total liabilities	22,527,764	125,247,431	36,031,862
Net assets	$691,175,985	$1,209,918,737	$3,189,485,840

Net assets consist of:
Paid-in capital	$689,499,994	$1,173,944,169	$3,189,527,660
Undistributed (excess of distributions over) net investment income	3,044,451	41,440,211	(68,147)
Accumulated net realized gain (loss)	(350,999)	7,056,362	26,327
Net unrealized depreciation on investments and foreign currency	(1,017,461)	(12,522,005)	—
	$691,175,985	$1,209,918,737	$3,189,485,840

Shares outstanding (no par value), unlimited shares authorized	68,690,687	101,899,662	3,189,527,967
Net asset value per share	$10.06	$11.87	$1.00

(a) Investments - unaffiliated, at cost	$685,056,662	$1,229,155,062		$2,688,950,650
(b) Investments - affiliated, at cost	16,987,624	54,111,842	—
(c) Total investments, at cost	$702,044,286	$1,283,266,904		$2,688,950,650
(d) Including value of securities on loan	$—	$36,713,457	$

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations

For the For the Six Months Ended June 30, 2015

	JNL/PPM America Low Duration Bond Fund		JNL/PPM America Total Return Fund		JNL Money Market Fund
Investment income
Dividends(a)	$183		$132,582		$—
Interest	5,262,222		20,262,540		2,740,864
Securities lending(a)	34,695		135,185		—
Total investment income	5,297,100		20,530,307		2,740,864

Expenses
Advisory fees	1,392,931		2,818,566		2,541,532
Administrative fees	317,236		571,245		—
12b-1 fees (Class A)	634,483		1,142,510		—
Legal fees	1,249		2,205		5,167
Trustee fees	4,419		7,796		18,299
Other expenses	(1,961	)(b)	(66,823	)(b)	16,070
Total expenses	2,348,357		4,475,499		2,581,068
Contractual expense waiver recovered	—		—		85,621
Voluntary expense waiver	—		—		(2,583)
Net expenses	2,348,357		4,475,499		2,664,106
Net investment income	2,948,743		16,054,808		76,758

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,011,971		9,098,313		(3,484)
Foreign currency related items	—		(10,379)		—
Futures contracts	(766,334)		(3,482,813)		—
Net change in unrealized appreciation (depreciation) on:
Investments	284,804		(23,555,532)		—
Foreign currency related items	(5)		3,755		—
Futures contracts	70,374		2,133,820		—
Net realized and unrealized gain (loss)	600,810		(15,812,836)		(3,484)

Net increase in net assets from operations	$3,549,553		$241,972		$73,274

(a) Dividends from affiliated investments	$34,878	$133,250	$—
(b) Includes reimbursed 24f-2 fees of $9,241 and $74,258 for JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund, respectively.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Low Duration Bond Fund		JNL/PPM America Total Return Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Operations
Net investment income	$2,948,743	$4,011,835	$16,054,808	$24,635,631
Net realized gain	245,637	1,200,965	5,605,121	4,811,751
Net change in unrealized appreciation (depreciation)	355,173	(1,762,930)	(21,417,957)	12,747,886
Net increase in net assets from operations	3,549,553	3,449,870	241,972	42,195,268
Distributions to shareholders
From net investment income
Class A	—	(4,228,679)	—	(17,982,481)
From net realized gains
Class A	—	(1,732,765)	—	(26,722)
Total distributions to shareholders	—	(5,961,444)	—	(18,009,203)
Share transactions(1)
Proceeds from the sale of shares
Class A	128,799,786	220,715,215	181,441,860	587,478,985
Reinvestment of distributions
Class A	—	5,961,444	—	18,009,203
Cost of shares redeemed
Class A	(64,214,092)	(34,030,962)	(66,486,420)	(130,793,954)
Net increase in net assets from share transactions	64,585,694	192,645,697	114,955,440	474,694,234
Net increase net assets	68,135,247	190,134,123	115,197,412	498,880,299
Net assets beginning of period	623,040,738	432,906,615	1,094,721,325	595,841,026
Net assets end of period	$691,175,985	$623,040,738	$1,209,918,737	$1,094,721,325
Undistributed (excess of distributions over) net investment income	$3,044,451	$95,708	$41,440,211	$25,385,403

(1)Share transactions
Shares sold
Class A	12,799,784		21,841,444		15,033,509		49,500,724
Reinvestment of distributions
Class A	—		596,741		—		1,521,048
Shares redeemed
Class A	(6,381,073)		(3,373,139)		(5,535,120)		(11,054,503)
Net increase
Class A	6,418,711		19,065,046		9,498,389		39,967,269
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$457,071,839	(a)	$987,869,633	(b)	$794,331,047	(c)	$1,524,943,913	(d)
Proceeds from sales of securities	388,884,893	(a)	798,733,779	(b)	678,966,073	(c)	1,053,210,470	(d)

(a)         Amounts include $158,255,829 and $171,540,838 of purchases and sales, respectively, of U.S. Government Securities.  Amounts include $24,564,368 and $24,615,306 of purchases and sales, respectively, of dollar roll transaction securities.

(b)         Amounts include $337,659,060 and $296,240,726 of purchases and sales, respectively, of U.S. Government Securities.  Amounts include $44,396,300 and $48,879,375 of purchases and sales, respectively, of dollar roll transaction securities.

(c)          Amounts include $341,611,964 and $277,799,320 of purchases and sales, respectively, of U.S. Government Securities.  Amounts include $123,826,154 and $118,337,828 of purchases and sales, respectively, of dollar roll transaction securities.

(d)         Amounts include $662,641,962 and $480,392,438 of purchases and sales, respectively, of U.S. Government Securities.  Amounts include $250,102,760 and $258,422,976 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

	JNL Money Market Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Operations
Net investment income	$76,758	$103,096
Net realized loss	(3,484)	35,257
Net change in unrealized appreciation (depreciation)	—	—
Net increase in net assets from operations	73,274	138,353
Distributions to shareholders
From net investment income
Institutional Class	(76,758)	(222,605)
From net realized gains
Institutional Class	—	(54,974)
Total distributions to shareholders	(76,758)	(277,579)
Share transactions(1)
Proceeds from the sale of shares
Institutional Class	17,692,238,693	30,793,325,228
Reinvestment of distributions
Institutional Class	—	—
Cost of shares redeemed
Institutional Class	(16,823,014,673)	(30,950,613,314)
Net increase (decrease) in net assets from share transactions	869,224,020	(157,288,086)
Net increase (decrease) net assets	869,220,536	(157,427,312)
Net assets beginning of period	2,320,265,304	2,477,692,616
Net assets end of period	$3,189,485,840	$2,320,265,304
Undistributed (excess of distributions over) net investment income	$(68,147)	$(68,147)

(1)Share transactions
Shares sold
Institutional Class	17,692,238,693		30,793,325,228
Reinvestment of distributions
Institutional Class	—		—
Shares redeemed
Institutional Class	(16,823,014,673)		(30,950,613,314)
Net increase
Institutional Class	869,224,020		(157,288,086)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$740,014,669	(a)	$1,288,676,493	(b)
Proceeds from sales of securities	474,742,531	(a)	1,654,569,828	(b)

(a)  Amounts include $383,820,322 and $170,756,531 of purchases and sales, respectively, of U.S. Government Securities

(b)  Amounts include $776,264,362 and $982,853,698 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Low Duration Bond Fund
06/30/2015	$10.01	$0.05	$—	$0.05	$—		$—		$10.06	0.50%	$691,176	59	%(e)	0.74%		0.74%		0.93%
12/31/2014	10.02	0.09	—	0.09	(0.07)		(0.03)		10.01	0.88	623,041	164	(e)	0.77		0.77		0.86
12/31/2013 (f)	10.00	0.02	0.02	0.04	(0.02)		(0.00	)(g)	10.02	0.41	432,907	125	(e)	0.75		0.75		0.57
JNL/PPM America Total Return Fund
06/30/2015	11.85	0.17	(0.15)	0.02	—		—		11.87	0.17	1,209,919	50	(i)	0.78		0.78		2.81
12/31/2014	11.36	0.34	0.35 (g)	0.69	(0.20)		(0.00	)(g)	11.85	6.06	1,094,721	94	(i)	0.81		0.81		2.86
12/31/2013	11.83	0.33	(0.31)	0.02	(0.19)		(0.30)		11.36	0.20	595,841	102	(i)	0.80		0.80		2.84
12/31/2012	10.72	0.25	0.86	1.11	(0.00	)(g)	(0.00	)(g)	11.83	10.44	487,664	229	(i)	0.80		0.80		2.15
12/31/2011 (j)	11.73	0.04	0.04	0.08	(0.49)		(0.60)		10.72	0.87	301,591	33	(i)	0.76	(h)	0.76	(h)	2.41
10/31/2011	12.38	0.50	0.27	0.77	(0.54)		(0.88)		11.73	7.25	29,476	302	(i)	0.61		0.61		4.36
10/31/2010	11.94	0.53	1.09	1.62	(0.49)		(0.69)		12.38	14.88	27,488	246	(i)	0.60		0.60		4.56
JNL Money Market Fund
06/30/2015	1.00	—	—	—	(0.00	)(g)	—		1.00	0.00	3,189,486	N/A		0.20	(k)	0.19		0.00
12/31/2014	1.00	—	—	—	(0.00	)(g)	—		1.00	0.01	2,320,265	N/A		0.17	(k)	0.19		0.00
12/31/2013	1.00	—	—	—	(0.00	)(g)	—		1.00	0.01	2,477,693	N/A		0.18		0.19		0.01
12/31/2012	1.00	—	—	—	(0.00	)(g)	—		1.00	0.05	2,124,182	N/A		0.19		0.19		0.05
12/31/2011 (j)	1.00	—	—	—	(0.00	)(g)	—		1.00	0.01	2,040,502	N/A		0.19		0.19		0.03
10/31/2011	1.00	—	—	—	(0.00	)(g)	—		1.00	0.05	1,894,400	N/A		0.19		0.20		0.05
10/31/2010	1.00	—	—	—	(0.00	)(g)	—		1.00	0.06	1,510,322	N/A		0.20		0.20		0.06

(a)      Calculated using the average shares method.

(b)      Annualized for periods less than one year.

(c)       Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods less than one year.

(d)      Portfolio turnover is not annualized for periods of less than one year.  Dollar roll transaction securities are excluded for purposes of calculating portfolio turnover.

(e)       Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 129%, 175% and 63% in 2013, 2014 and 2015, respectively.

(f)        Commencement of operations for JNL/PPM America Low Duration Bond Fund was September 16, 2013.

(g)      Amount represents less than $0.005.

(h)      The JNL/PPM America Total Return Fund began charging an annual 12b-1 fee of 0.20% of average daily net assets on December 12, 2011. (i)   Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 454% for the year ended October 31, 2010, 410% for the year ended October 31, 2011, 56% for the period ended December 31, 2011, 328% for the year ended December 31, 2012, 168% for the year ended December 31, 2013, 125% for the year ended December 31, 2014 and 60% for the period ended June 30, 2015.

(j)        For the two months ended December 31, 2011.

(k)       Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1.  ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of three (3) separate Funds, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the Sub-Adviser, and JNL Money Market Fund, for which Wellington Management Company, LLP serves as Sub-Adviser.  JNL/PPM America Low Duration Bond Fund, JNL/PPM America Total Return Fund and JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  PPM America, Inc., the Sub-Adviser for JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund, is an affiliate of JNAM.

JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund presently offer Class A shares.  Shares of JNL/PPM America Total Return Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  Shares of JNL/PPM America Low Duration Bond Fund are available for investment to certain Funds in the JNL Series Trust and Jackson Variable Series Trust, open end management investment companies advised by JNAM.  JNL Money Market Fund presently offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors but are available for investment to affiliated Funds.  At June 30, 2015, affiliated investment companies owned 100% of the outstanding capital shares of JNL/PPM America Low Duration Bond Fund and JNL Money Market Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund generally declare and pay dividends from net investment income annually, but may pay more frequently to avoid excise tax.  JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements - In June 2014, FASB released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  No new disclosures were required at June 30, 2015 and management is currently evaluating the disclosures required by the ASU for the annual period ending December 31, 2015.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2015 by valuation level.

	Assets as of June 30, 2015 by Level:
	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$203,055,577	$—	$203,055,577
Corporate Bonds and Notes	—	379,336,450	2,496,975	381,833,425
Government and Agency Obligations	—	99,090,762	—	99,090,762
Short Term Investments	16,987,624	—	—	16,987,624
Fund Total	$16,987,624	$681,482,789	$2,496,975	$700,967,388
JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$76,735,505	$—	$76,735,505
Corporate Bonds and Notes	—	687,294,360	11,974,015	699,268,375
Government and Agency Obligations	—	387,511,097	—	387,511,097
Preferred Stocks	4,320,555	—	—	4,320,555
Variable Rate Senior Loan Interests	—	16,700,861	—	16,700,861
Short Term Investments	85,283,615	—	—	85,283,615
Fund Total	$89,604,170	$1,168,241,823	$11,974,015	$1,269,820,008
JNL Money Market Fund
Corporate Bonds and Notes	$—	$423,239,172	$—	$423,239,172
Government and Agency Obligations	—	452,933,710	—	452,933,710
Short Term Investments	—	1,812,777,768	—	1,812,777,768
Fund Total	$—	$2,688,950,650	$—	$2,688,950,650

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$87,815	$—	$—	$87,815
Fund Total	$87,815	$—	$—	$87,815

JNL/PPM America Total Return Fund
Open Futures Contracts	$1,095,977	$—	$—	$1,095,977
Fund Total	$1,095,977	$—	$—	$1,095,977

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(28,372)	$—	$—	$(28,372)
Fund Total	$(28,372)	$—	$—	$(28,372)

JNL/PPM America Total Return Fund
Open Futures Contracts	$(171,335)	$—	$—	$(171,335)
Fund Total	$(171,335)	$—	$—	$(171,335)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2015.

NOTE 4.  SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, a Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Funds may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended June 30, 2015, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund participate in an agency based securities lending program.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Funds receive income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street”) (“Custodian”) serves as custodian and securities lending agent to the Funds.  The cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Lending Trust — Prime Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  Certain Funds received non-cash collateral in the form of securities received, which the funds may not sell or re-pledge and accordingly are not reflected in the statements of Assets and Liabilities.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Money Market Fund Reform - In July 2014, the SEC voted to amend the rules under the 1940 Act applicable to money market funds which are intended to address perceived systematic risks associated with money market funds and to improve transparency for money market fund investors.  Funds which do not meet the definition of either a retail money market fund or government money market fund will be required to have a floating NAV.  The amendments also contemplate the implementation of liquidity fees and redemption gates for non-government money market funds in times of market stress.  The SEC also adopted additional diversification, stress-testing and disclosure measures.  Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Act, had proposed certain recommendations for money market fund reform.  There can be no assurance that there will not be future FSOC action relating to money market funds.  The amendments have staggered compliance dates with a majority of these amendments requiring compliance on October 14, 2016, two years after the effective date for the amendments.  The degree to which a money market fund will be impacted by the amendments will depend upon the type of fund and type of investors.  At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations and financial statements.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Funds are discussed in the following paragraph.

Futures Contracts - During the period, the JNL/PPM America Low Duration Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions.  JNL/PPM America Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by each Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2015, variation margin related to futures contracts is reflected as receivable or payable for variation margin in the Statements of Assets and Liabilities.  None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2015.  During the period ended June 30, 2015, realized gains and change in unrealized appreciation in futures contracts is reflected for such investments in the Statements of Operations.  Net exposure to the Funds for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2015, the JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund had $522,093 and $2,514,765, respectively, of cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2015, as disclosed in the Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statements of Operations serve as

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

indicators of the volume of activity for the Funds.  For the period ended June 30, 2015, the average monthly notional value at purchase of futures in the JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund was $113,471,898 and $165,550,719, respectively.

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  The JNL/PPM America Low Duration Bond Fund is obligated to pay JNAM an annual rate of 0.45% for net assets up to $500 million and 0.40% for net assets over $500 million.  The JNL/PPM America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund pay JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of each Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the administration agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services.

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, effective November 1, 2010, JNAM agreed to waive fees and reimburse expenses of the JNL Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding brokerage expense, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year.  JNAM also voluntarily waived certain fees and reimbursed expenses of the Fund during the period ended June 30, 2015.  In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the reimbursement period.  During the period ended June 30, 2015, JNAM did not waive any fees and reimburse expenses under the contractual expense limitation agreement.  During the period ended June 30, 2015, JNAM recovered $85,621 of previously reimbursed expenses.  At June 30, 2015, the amount of potentially recoverable expenses was $141,394 that expires on December 31, 2017.  The contractual amount of recovered reimbursed expenses are recorded as contractual expense waiver recovered in the Fund’s Statement of Operations.

Distribution Fees - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.  Institutional Class shares of JNL Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustees.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for Trustees fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in Trustees fees set forth in the Statements of Operations.

Investments in Affiliates —During the period ended June 30, 2015, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$23,606,728	$16,987,624	$183
JNL/PPM America Total Return Fund	27,883,831	54,111,842	1,207

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 8.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase.  Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administrative fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

NOTE 9.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2014, the Funds’ last fiscal year end, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

At December 31, 2014, the Funds’ last fiscal year end, JNL/PPM America Low Duration Bond Fund elected to defer $576,281 of capital, currency and/or passive foreign investment company mark-to-market losses realized after October 31, 2014 (“Post-October losses”).

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund	$702,073,385	$1,034,892	$(2,140,889)	$(1,105,997)
JNL/PPM America Total Return Fund	1,283,422,404	13,401,855	(27,004,251)	(13,602,396)
JNL Money Market Fund	2,688,955,375	—	(4,725)	(4,725)

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL/PPM America Low Duration Bond Fund	$5,837,058	$124,386
JNL/PPM America Total Return Fund	17,982,560	26,643
JNL Money Market Fund	277,579	—

*            Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

**     Unrealized gains (losses) are adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures contracts for federal income tax purposes.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2011, 2012, 2013 and 2014, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2015.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following event occurred:

At a meeting held August 19, 2015, the Board voted to approve changing the administrative fee effective October 1, 2015 for JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund to 0.09% on average daily net assets over $3 billion.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/01/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/01/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Low Duration Bond Fund
Class A	$1,000.00	$1,005.00	0.74%	$3.68	$1,000.00	$1,021.13	0.74%	$3.71
JNL/PPM America Total Return Fund
Class A	1,000.00	1,001.70	0.78	3.87	1,000.00	1,020.93	0.78	3.91
JNL Money Market Fund
Institutional Class	1,000.00	1,000.00	0.20	0.99	1,000.00	1,023.80	0.20	1.00

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL INVESTORS SERIES TRUST (“TRUST”)

The independent Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2015:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$3,478	$0	$0	$131,500	(3)
Ellen Carnahan	$3,504	$0	$0	$132,500	(4)
William J. Crowley, Jr.(2)	$4,099	$0	$0	$155,000	(5)
Michelle Engler	$3,372	$0	$0	$127,500
John Gillespie	$3,240	$0	$0	$122,500	(6)
Richard McLellan	$3,372	$0	$0	$127,500
William R. Rybak	$3,610	$0	$0	$136,500
Edward Wood	$3,504	$0	$0	$132,500	(7)
Patricia Woodworth	$3,240	$0	$0	$122,500	(8)

(1)             The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund  LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,188,000.

(2)             Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)             Amount includes $6,450 deferred by Mr. Bouchard.

(4)             Amount includes $66,250 deferred by Ms. Carnahan.

(5)             Amount includes $124,000 deferred by Mr. Crowley.

(6)             Amount includes $61,250 deferred by Mr. Gillespie.

(7)             Amount includes $132,500 deferred by Mr. Wood.

(8)             Amount includes $51,000 deferred by Ms. Woodworth.

You can obtain a copy of the current Statement of Additional Information or the most recent Annual or Semi Annual Reports without charge, by calling 1-800-392-3909, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

JNL Investor Series Trust One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

CMV8375 08/15

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)                                 Included as a part of the report to shareholders filed under Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 4, 2015

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.